Note Payable (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 08, 2020 USD ($) installment	Sep. 30, 2019 USD ($)	May 24, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount						$ 300,000
Blade Urban Air Mobility [Member]
Debt Instrument [Line Items]
Notes payable, current	$ 1,165,000	$ 1,165,000	$ 1,165,000		$ 0
Blade Urban Air Mobility [Member] | Paycheck Protection Program
Debt Instrument [Line Items]
Principal amount				$ 1,165,000
ppp loan interest				0.98%
Number of equal monthly installments | installment				18
Interest Expense	$ 6,000	$ 3,000